SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184



                                              February 8, 2011



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

        Re:      AllianceBernstein Corporate Shares
                  -   AllianceBernstein Tax-Aware Real Return Income Shares
                 File Nos. 333-112207 and 811-21497
                 ------------------------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Corporate Shares. We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein Tax-Aware Real Return Income Shares.

      Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                             Sincerely,


                                             /s/ Young Seo
                                             -----------------------------
                                                 Young Seo

Attachment

cc:   Kathleen K. Clarke